Shareholders' equity - Characteristics of BSPCE plans (Details)		12 Months Ended
	Apr. 16, 2021 EUR (€) EquityInstruments Y € / shares shares	Dec. 31, 2023 EquityInstruments € / shares	Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | EquityInstruments		1,060,000
BSPCE 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | EquityInstruments	600,000
Number of shares per instrument | shares	1
Subscription premium price per share (€) | € / shares	€ 0
Exercise price (€) | € / shares	€ 11.74	€ 11.74	€ 11.74	€ 11.74
Expected volatility	64.00%
Average life (years) | Y	5
Risk-free rate	0.60%
BSPCE 2021 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per instrument at grant date | €	€ 5.4
BSPCE 2021 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per instrument at grant date | €	€ 5.7